PREPAYMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PREPAYMENTS
Prepaid insurance payments		$ 0.8	$ 0.7
Prepaid bareboat hire	$ 3.0	0.4	0.3
Prepaid customer contract assets	3.0	2.0
Other prepayments	4.0	2.4	1.2
Balance as of 31 December	$ 10.0	$ 5.6	$ 2.2